Average Annual Total Returns			12 Months Ended	30 Months Ended	32 Months Ended	38 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.92%)		(18.21%)
Performance Inception Date		Apr. 28, 2022
Tradr 2X Long Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		(5.04%)		(18.25%)
Tradr 2X Long Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		(2.81%)		(13.28%)
Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(83.17%)	(59.18%)
Performance Inception Date		Jul. 13, 2022
Tradr 2X Short TSLA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		(83.53%)	(60.50%)
Tradr 2X Short TSLA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		(49.26%)	(36.02%)
Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(79.91%)	(76.42%)
Performance Inception Date		Jul. 13, 2022
Tradr 1.5X Short NVDA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		(80.98%)	(77.63%)
Tradr 1.5X Short NVDA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		(47.35%)	(41.50%)
Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(37.02%)			(8.21%)
Performance Inception Date		Nov. 05, 2021
Tradr 1X Short Innovation Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		(40.71%)			(13.59%)
Tradr 1X Short Innovation Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		(22.08%)			(6.34%)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	21.21%	14.32%	9.07%
ARK Innovation ETF Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ARK Innovation ETF Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			8.40%		5.76%	(21.60%)

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.